Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000141690
Shareholder Report [Line Items]
Fund Name	Target 2060 Fund
Class Name	Investor Class
Trading Symbol	TRTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2060 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2060 Fund - Investor Class	$71	0.63%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2060 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,424	10,445	10,396
2016	10,434	10,693	10,464
2017	11,168	11,520	11,193
2017	11,759	11,769	11,623
2017	12,189	12,123	11,960
2017	12,845	13,074	12,750
2018	13,106	13,389	12,964
2018	13,094	13,542	13,044
2018	13,475	14,577	13,526
2018	12,770	13,797	12,775
2019	13,223	14,065	13,110
2019	13,104	13,880	12,902
2019	13,755	14,768	13,458
2019	14,524	15,934	14,379
2020	13,891	15,036	13,537
2020	13,891	15,471	13,482
2020	15,802	17,935	15,170
2020	16,948	18,966	16,164
2021	18,373	20,347	17,338
2021	19,810	22,264	18,796
2021	20,642	23,861	19,470
2021	20,175	23,961	19,143
2022	19,177	22,849	18,618
2022	17,846	21,444	17,642
2022	16,894	20,692	16,712
2022	17,559	21,373	17,338
2023	17,466	21,004	17,467
2023	17,891	21,880	17,781
2023	19,098	23,745	18,877
2023	19,277	24,067	19,049
2024	21,200	27,012	20,805
2024	22,062	27,916	21,531
2024	23,292	29,953	22,857
2024	24,111	32,367	23,585
2025	23,889	31,748	23,491
2025	24,194	31,578	24,023
2025	26,005	34,698	25,955
2025	27,339	36,765	27,268
2026	29,277	37,150	28,908
2026	30,607	40,876	30,702

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2060 Fund (Investor Class)	26.51%	9.09%	11.84%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2060 Index (Strategy Benchmark)	27.80	10.31	11.87

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 217,385,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 998,000
InvestmentCompanyPortfolioTurnover	31.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$217,385 Number of Portfolio Holdings21
Holdings [Text Block]
Table Summary
Domestic Equity Funds	68.6%
International Equity Funds	29.1
Domestic Bond Funds	1.6
International Bond Funds	0.4
Short-Term and Other	0.3

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.8%
T. Rowe Price Value Fund	16.1
T. Rowe Price Equity Index 500 Fund	9.4
T. Rowe Price U.S. Large-Cap Core Fund	9.0
T. Rowe Price International Value Equity Fund	8.3
T. Rowe Price Overseas Stock Fund	7.5
T. Rowe Price International Stock Fund	6.7
T. Rowe Price Real Assets Fund	5.9
T. Rowe Price Emerging Markets Discovery Stock Fund	3.3
T. Rowe Price Emerging Markets Stock Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000141691
Shareholder Report [Line Items]
Fund Name	Target 2060 Fund
Class Name	Advisor Class
Trading Symbol	TRTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2060 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2060 Fund - Advisor Class	$100	0.88%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2060 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,403	10,445	10,396
2016	10,414	10,693	10,464
2017	11,135	11,520	11,193
2017	11,724	11,769	11,623
2017	12,141	12,123	11,960
2017	12,784	13,074	12,750
2018	13,031	13,389	12,964
2018	13,020	13,542	13,044
2018	13,387	14,577	13,526
2018	12,676	13,797	12,775
2019	13,128	14,065	13,110
2019	12,988	13,880	12,902
2019	13,644	14,768	13,458
2019	14,394	15,934	14,379
2020	13,757	15,036	13,537
2020	13,745	15,471	13,482
2020	15,635	17,935	15,170
2020	16,757	18,966	16,164
2021	18,142	20,347	17,338
2021	19,562	22,264	18,796
2021	20,360	23,861	19,470
2021	19,899	23,961	19,143
2022	18,890	22,849	18,618
2022	17,578	21,444	17,642
2022	16,613	20,692	16,712
2022	17,269	21,373	17,338
2023	17,161	21,004	17,467
2023	17,579	21,880	17,781
2023	18,740	23,745	18,877
2023	18,902	24,067	19,049
2024	20,793	27,012	20,805
2024	21,612	27,916	21,531
2024	22,791	29,953	22,857
2024	23,581	32,367	23,585
2025	23,364	31,748	23,491
2025	23,647	31,578	24,023
2025	25,391	34,698	25,955
2025	26,681	36,765	27,268
2026	28,550	37,150	28,908
2026	29,835	40,876	30,702

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2060 Fund (Advisor Class)	26.17%	8.81%	11.55%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2060 Index (Strategy Benchmark)	27.80	10.31	11.87

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 217,385,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 998,000
InvestmentCompanyPortfolioTurnover	31.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$217,385 Number of Portfolio Holdings21
Holdings [Text Block]
Table Summary
Domestic Equity Funds	68.6%
International Equity Funds	29.1
Domestic Bond Funds	1.6
International Bond Funds	0.4
Short-Term and Other	0.3

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.8%
T. Rowe Price Value Fund	16.1
T. Rowe Price Equity Index 500 Fund	9.4
T. Rowe Price U.S. Large-Cap Core Fund	9.0
T. Rowe Price International Value Equity Fund	8.3
T. Rowe Price Overseas Stock Fund	7.5
T. Rowe Price International Stock Fund	6.7
T. Rowe Price Real Assets Fund	5.9
T. Rowe Price Emerging Markets Discovery Stock Fund	3.3
T. Rowe Price Emerging Markets Stock Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169049
Shareholder Report [Line Items]
Fund Name	Target 2060 Fund
Class Name	I Class
Trading Symbol	TTOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2060 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2060 Fund - I Class	$51	0.45%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2060 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	520,661	522,241	519,794
2016	521,694	534,647	523,206
2017	558,352	575,993	559,654
2017	588,417	588,456	581,154
2017	609,892	606,127	597,978
2017	643,179	653,724	637,485
2018	656,192	669,441	648,176
2018	655,633	677,086	652,186
2018	675,196	728,858	676,309
2018	639,424	689,853	638,757
2019	663,610	703,243	655,504
2019	657,099	693,987	645,116
2019	690,841	738,405	672,903
2019	729,320	796,715	718,928
2020	697,680	751,784	676,828
2020	697,680	773,543	674,096
2020	794,529	896,730	758,523
2020	852,515	948,279	808,208
2021	924,523	1,017,369	866,878
2021	997,146	1,113,218	939,796
2021	1,039,457	1,193,037	973,500
2021	1,016,723	1,198,049	957,158
2022	966,392	1,142,441	930,896
2022	900,219	1,072,208	882,079
2022	851,736	1,034,579	835,601
2022	885,805	1,068,629	866,916
2023	882,111	1,050,213	873,350
2023	903,525	1,094,023	889,033
2023	965,003	1,187,255	943,826
2023	974,674	1,203,368	952,448
2024	1,072,593	1,350,596	1,040,256
2024	1,116,809	1,395,788	1,076,540
2024	1,178,854	1,497,655	1,142,851
2024	1,220,930	1,618,354	1,179,246
2025	1,210,740	1,587,401	1,174,552
2025	1,226,883	1,578,892	1,201,167
2025	1,318,606	1,734,883	1,297,725
2025	1,387,581	1,838,256	1,363,424
2026	1,486,132	1,857,519	1,445,380
2026	1,554,381	2,043,802	1,535,111

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2060 Fund (I Class)	26.69%	9.28%	12.01%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2060 Index (Strategy Benchmark)	27.80	10.31	11.87

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 217,385,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 998,000
InvestmentCompanyPortfolioTurnover	31.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$217,385 Number of Portfolio Holdings21
Holdings [Text Block]
Table Summary
Domestic Equity Funds	68.6%
International Equity Funds	29.1
Domestic Bond Funds	1.6
International Bond Funds	0.4
Short-Term and Other	0.3

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.8%
T. Rowe Price Value Fund	16.1
T. Rowe Price Equity Index 500 Fund	9.4
T. Rowe Price U.S. Large-Cap Core Fund	9.0
T. Rowe Price International Value Equity Fund	8.3
T. Rowe Price Overseas Stock Fund	7.5
T. Rowe Price International Stock Fund	6.7
T. Rowe Price Real Assets Fund	5.9
T. Rowe Price Emerging Markets Discovery Stock Fund	3.3
T. Rowe Price Emerging Markets Stock Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless